Related parties	12 Months Ended
Dec. 31, 2018
Related parties
Related parties

Note 24 - Related parties

Zealand has no related parties with controlling interest.

Zealand’s other related parties comprise the Company’s Board of Directors and Corporate Management.

Remuneration to the Board of Directors and Corporate Management is described in note 6.

No further transactions with related parties were conducted during the year.

Ownership

The following shareholders are registered in Zealand’s register of shareholders as owning minimum 5% of the voting rights or minimum 5% of the share capital  (1 share equals 1 vote) at December 31, 2018:

•	Sunstone Capital A/S, Copenhagen, Denmark
•	Wellington Management Company LLP, Boston, U.S.
•	Van Herk Investments, Rotterdam, Netherlands
•	Bank Julius Bär & Co. AG, Zurich, Switzerland